Financial Risk Management - Summary of Credit Risk Rating for Trade and Other Receivables at Geographical Regions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Trade and Other Receivables	$ 190,966	$ 72,785
A
Disclosure Of Financial Instruments [Line Items]
Trade and Other Receivables	20,839	7,544
B
Disclosure Of Financial Instruments [Line Items]
Trade and Other Receivables	4,041	834
BB
Disclosure Of Financial Instruments [Line Items]
Trade and Other Receivables	103,322	32,612
BBB
Disclosure Of Financial Instruments [Line Items]
Trade and Other Receivables	26,960	9,787
CCC
Disclosure Of Financial Instruments [Line Items]
Trade and Other Receivables	$ 35,804	$ 22,008